Summary of Significant Accounting Policies (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 27, 2023	Apr. 19, 2023	Apr. 19, 2023	Feb. 15, 2023	Mar. 10, 2021	Dec. 31, 2022	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Number of shares issued					30,000
Proceeds from issuance initial public offering													$ 28,750,000
Offering expense													3,500,426
Stockholders' equity, reverse stock split	1-for-8
Cash equivalents						$ 2,066,793		$ 405,230		$ 405,230		2,066,793	13,561,266
Amount insured by FDIC						250,000		250,000		250,000		250,000
Realized losses on bonds										34,556	$ 26,072	5,255	0
Proceeds from investment												1,151,186
Allowance for doubtful accounts receivable						0		81,772		$ 81,772		0	5,665
Concentration risk percentage										100.00%	100.00%
Allowance for inventory												0	0
Deferred offering costs						129,635						129,635	0
Advertising costs												1,182,815	216,946
Proceeds from gain loss on sale of debt securities										$ 44,590
Bad debt expense								1,086	$ 2,040	83,564	$ 16,938	17,489	17,644
Provisions for inventory								0	0	0	0
Inventory						151,248		183,271		183,271		151,248	$ 46,343
Impairment of intangible assets, finite-lived								0	0	0	0	482,064
Impairment losses								0	0	0	0
Derivative liabilities						0		0		0		0
Deferred revenue						$ 0		0		0		$ 0
Interest and penalties								0	0
Income tax liabilities								0		0
Marketing and advertising expense								$ 20,020	$ 488,288	$ 68,740	1,072,089
Temporary equity								150,000		150,000
Common stock, shares authorized	500,000,000					500,000,000		50,000,000		50,000,000		500,000,000	500,000,000
Preferred stock, shares authorized	50,000,000					50,000,000		5,000,000		5,000,000		50,000,000	50,000,000
Consulting fees				$ 5,000
Shares of common stock		325,000	325,000			93,481						93,481	21,923
Shares remain vested			130,000
Shares remain unvested			190,000
Statutory rate percentage												21.00%	21.00%
Valuation allowance						$ (8,720,151)						$ (8,720,151)	$ (4,571,449)
Deferred Tax Assets, Valuation Allowance						8,720,151						8,720,151	4,571,449
Depreciation expense												850,464	140,398
Next Charging LLC [Member]
Product Information [Line Items]
Cash equivalents						$ 1,457		$ 54,843		$ 54,843		1,457	12,364
Marketing and advertising expense										$ 20,539	$ 5,000	$ 10,000	$ 10,875
Common stock, shares authorized						100,000		100,000		100,000		100,000	100,000
Operating loss carry-forward						$ 13,715		$ 366,008		$ 366,008		$ 13,715
Deferred tax asset						$ 2,880		$ 76,862		$ 76,862		$ 2,880
Statutory rate percentage										21.00%		21.00%
Deferred tax asset recognized in future periods						20 years		20 years		20 years		20 years
Valuation allowance						$ (2,880)		$ (76,862)		$ (76,862)		$ (2,880)
Restricted Cash								1,000,000		1,000,000
Deposit Assets								1,000,000		1,000,000
Deferred Tax Assets, Valuation Allowance						$ 2,880		$ 76,862		$ 76,862		2,880
Property and equipment useful life								5 years		5 years
Depreciation expense										$ 5,555
Next Charging LLC [Member] | Minimum [Member]
Product Information [Line Items]
Property and equipment useful life								3 years		3 years
Next Charging LLC [Member] | Maximum [Member]
Product Information [Line Items]
Property and equipment useful life								5 years		5 years
Mountain Views Strategy Ltd [Member]
Product Information [Line Items]
Related party other expenses				$ 13,000
Telx Computers Inc [Member] | Services Agreement [Member]
Product Information [Line Items]
Related party other expenses		$ 10,000
Corporate Bond Securities [Member]
Product Information [Line Items]
Proceeds from investment												$ 1,151,186
One Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage												32.00%	58.00%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage												11.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage												8.00%	23.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage												47.00%	37.00%
IPO [Member]
Product Information [Line Items]
Number of shares issued							7,187,500
Price per share							$ 4.00
Proceeds from issuance initial public offering							$ 25,250,000
Underwriting discounts and commissions							2,406,250
Offering expense							$ 1,093,750
Number of shares converted						18,750,000	18,750,000
Stockholders' equity, reverse stock split						one for 3.763243 reverse stock split approved by the Company’s board of directors and its shareholders.	one for 3.763243 reverse stock split approved by the Company’s board of directors and its shareholders.